Goodwill	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
Goodwill

14. GOODWILL

Changes in the carrying value of goodwill were as follows:

	Online Game (in thousands)	Platform Channel (in thousands)	Cinema ;Advertising (in thousands)	Total (in thousands)
Balance as of December 31, 2014
Goodwill	$119,896	$172,902	$5,201	$297,999
Accumulated impairment loss	—	(33,801)	(5,201)	(39,002)

	$119,896	$139,101	$—	$258,997

Transactions in 2015
Foreign exchange	$(415)	$(1,355)	$—	$(1,770)
Impairment loss	—	(31,445)	—	(31,445)
Disposal	(109,224)	(5,476)	—	(114,700)
Balance as of December 31, 2015
Goodwill	$10,257	$166,071	$5,201	$181,529
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$100,825	$—	$111,082

	Online Game (in thousands)	Platform Channel (in thousands)	Cinema ;Advertising (in thousands)	Total (in thousands)
Balance as of December 31, 2015
Goodwill	$10,257	$166,071	$5,201	$181,529
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$100,825	$—	$111,082

Transactions in 2016
Foreign exchange	$—	$(1,110)	$—	$(1,110)
Impairment loss	—	—	—	—
Transfer to assets held for sale	—	(83,470)	—	(83,470)
Balance as of December 31, 2016
Goodwill	$10,257	$81,491	$5,201	$96,949
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$16,245	$—	$26,502

Prior to August 17, 2015, there were two reporting units with goodwill under the Online Game segment, consisting of the Changyou online game business and the 7Road online game business. After the sale of the 7Road business on August 17, 2015, the Changyou online game business was the only reporting unit with goodwill under the Online Game segment. There were three reporting units with goodwill under the Platform Channel segment in 2016, consisting of the 17173.com Website, RaidCall and MoboTap (see Note 10—Assets and Liabilities Held for Sale). The only reporting unit with goodwill under the Cinema Advertising segment was the cinema advertising business. The Group tested goodwill for impairment at the reporting unit level as of October 1, 2016.

For impairment tests performed for the reporting units, the Group first qualitatively assessed whether it was more likely than not that their fair values were less than their carrying amounts. In performing the assessment, the Group took into consideration all of the events and circumstances listed in ASC 350, in addition to other entity-specific factors. For those reporting units where it was determined that it was more likely than not that their fair values were less than the units’ carrying amounts, the Group performed the first step of a two-step quantitative goodwill impairment test. After performing the assessment, if the carrying amounts of the reporting units were higher than their fair values, the Group performed the second step of the two-step quantitative goodwill impairment test. The Group assigned the fair value of a reporting unit to all of the assets and liabilities of that unit to determine the implied fair value of goodwill. For the two-step goodwill impairment test, the Group estimated the fair values using the income approach, and considered factors that included expected future cash flows, growth rates and discount rates, or using the market approach, and considered factors that included share price, control premium and comparable companies’ multipliers.

In 2014, as Changyou’s management concluded that RaidCall was unable to provide expected synergies with Changyou’s online game business, Changyou performed a two-step goodwill impairment test for the goodwill generated in the acquisition of RaidCall. As a result of this analysis, Changyou recorded a $33.8 million goodwill impairment loss.

In 2015, as Changyou’s management concluded that the Dolphin Browser was unable to provide expected synergies with Changyou’s platform channel business, Changyou performed a two-step goodwill impairment test for the goodwill generated in the acquisition of MoboTap. As a result, Changyou recorded $29.6 million in goodwill impairment losses for goodwill associated with the acquisition of MoboTap. The goodwill impairment losses are included in the Group’s statements of comprehensive income under “goodwill impairment and impairment of intangibles as part of acquisition of a business.” In September 2015, Changyou’s VIE Guanyou Gamespace entered into an agreement to sell all of the equity interests of Doyo to a PRC company owned by the former members of the management of Doyo. Changyou’s management considered the fact that the total consideration for the sale of Doyo pursuant to the agreement would be lower than the carrying value of Doyo’s net assets to be an indicator that the goodwill associated with Doyo might be impaired. Accordingly, in September 2015 management performed a goodwill impairment test and the Company recognized a goodwill impairment charge in the amount of $1.9 million. In addition, the $114.7 million of goodwill associated with the Company’s previous acquisitions of 7Road and Doyo was de-recognized as a result of the Company’s dispositions of 7Road and Doyo in 2015.

In 2016, the Company’s Board of Directors approved the disposal of the 51% equity interest in MoboTap held by the Company. As of December 31, 2016, the Company was negotiating with a potential buyer on the terms of the disposal. Accordingly, the assets and liabilities of MoboTap were recognized as “assets held for sale” and “liabilities held for sale,” respectively. As of December 31, 2016, goodwill in the amount of $83.5 million has been reclassified from goodwill to “assets held for sale.” The fair values of the other reporting units exceeded their carrying values, indicating that the goodwill of those reporting units was not impaired.